Consolidated Statements of Financial Position (Parenthetical) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Statement of financial position [abstract]
Share capital, par value	$ 0.16	$ 0.16
Share capital, authorized	60,000,000	60,000,000
Share capital, issued	45,684,145	48,360,817